Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
On February 28, 2012, we amended our revolving Credit Facility to reduce our expected first quarter 2012 minimum liquidity covenant of $500.0 million to $450.0 million and $350.0 million for the first and second quarters of 2012, respectively. This change will revert back to the original variable minimum liquidity covenant amount set forth in the Credit Facility in the third quarter of 2012. We also revised the pricing grid for the applicable rate that we will pay for letters of credit and drawings under the facility by an increase of 25 basis points until June 30, 2012.

On February 22, 2012, a rating agency downgraded the rating on our corporate and 2019 Senior Notes (see Note 13).  As a result of this downgrade, the counterparty to our $300.0 million non-recourse project construction financing revolver has a draw stop provision that disallows further draws under this revolver.  The absence of this liquidity may cause us to delay proceeding with the construction of some of our planned solar energy systems until the borrowing capacity can be renewed or replaced.  On February 29, 2012, our outstanding balance under this facility was $134.7 million. The outstanding borrowings are typically repaid shortly after completion of the construction of the solar energy systems in accordance with the terms of the construction financing revolver, which repayments are expected to occur over the next three months. On February 29, 2012, we amended this agreement which allows us to maintain availability under this facility of up to $70.0 million. Further draws are prevented until the outstanding balance is below this amount. We continue to work with our current lending syndicate to increase the amount of availability. In the event the original capacity is not renewed or replaced, we have the ability to draw upon the available capacity of our revolving Credit Facility.  In the event we cannot renew, replace or backfill the capacity with other financing or have adequate net working capital, such inability to fund future projects may have an adverse impact on our business growth plans and financial position and results of operations.